Cash and cash equivalents and marketable securities (Details Textual) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Cash and Cash Equivalents and Marketable Securities [Abstract]
Denominated balance	R$ 27,688	R$ 21,390